Borrowings - Summary of Reconciliation of Movements of Borrowings to Cash Flows Arising from Financing Activities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Beginning balance	¥ 414,572	¥ 473,955
Increase in borrowings	836,458	704,281
Repayments of borrowings	(785,751)	(770,141)
Total changes from financing cash flows	50,707	(65,860)
Exchange adjustments	1,443	6,477
Ending balance	¥ 466,722	¥ 414,572